Investment and return - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash at bank and in hand	€ 2,862	€ 2,553
Short-term deposits	1,181	1,743
Other cash equivalents	116	30
Cash and cash equivalents	4,159	4,326
Other financial assets
Financial assets at amortised cost	961	772
Financial assets at fair value through other comprehensive income	151	0
Financial assets at fair value through profit or loss:
Other current financial assets	1,731	1,435
Current financial assets	5,890	5,761
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	454	232
Financial assets at fair value through other comprehensive income	458	407
Non-current financial assets at fair value through profit or loss:
Other non-current financial assets	1,386	1,154
Non-Current financial assets	1,386	1,154
Other financial assets
Financial assets at amortised cost	1,415	1,004
Financial assets at fair value through other comprehensive income	609	407
Financial assets at fair value through profit or loss
Other financial assets	3,117	2,589
Total	7,276	6,915
Movement of equity investments	(39)	41
Assets in trust fund benefit obligations	33	39
Investment option over non controlling interest in subsidiary	31	41
Derivatives
Financial assets at fair value through profit or loss:
Current	37	238
Non-current financial assets at fair value through profit or loss:
Non-current	75	51
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	112	289
Other
Financial assets at fair value through profit or loss:
Current	582	425
Non-current financial assets at fair value through profit or loss:
Non-current	399	464
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	981	889
Judicial Deposit
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	€ 227	€ 199